Consolidated Statements of Cash Flows - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (2,921,325)	$ (5,393,096)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,378	51,592
Amortization of right-of-use asset	14,523	57,762
Amortization of debt discount and issuance costs		77,071
Share based compensation	355,334	498,450
Change in operating assets and liabilities:
Accounts receivable		(55,063)
Inventories	(97,636)	(915,163)
Prepaid expenses and other current assets	(539,592)	471,686
Deferred offering cost	(297,437)	(591,752)
Deposits	(3,178)	(13,625)
Accounts payable	436,011	2,146,678
Accrued expenses and other current liabilities	116,825	161,263
Operating lease liability	(14,523)	(57,762)
Net cash used in operating activities	(2,949,620)	(3,561,959)
Cash flows from (used in) investing activities:
Purchases of property and equipment	(11,024)	(281,156)
Purchases of intangibles	(193,668)
Purchases of construction-in-progress	(452,405)
Asset acquisition of TruMed		(114,000)
Cash used in investing activities	(657,097)	(395,156)
Cash flows from financing activities:
Proceeds from loans issued		1,230,200
Repayments of loans payable		(504,529)
Issuance of 1,003,012 Common Shares, net of issuance costs of $138,256	1,478,582
Issuance of 1,001,242 Units, net of issuance costs of $62,155	2,719,438
Issuance of 196,400 Common Shares, net of issuance costs of $7,565		974,435
Issuance of 178,100 Common Shares, net of issuance costs of $70		890,430
Issuance of 162,600 Common Shares, net of issuance costs of $4,547		808,453
Net cash from financing activities	4,198,020	3,398,989
Effect of foreign currency exchange rate changes on cash	(32,145)	63,833
Net change in cash	559,158	(494,293)
Cash, beginning of period		559,158
Cash, end of period	559,158	64,865
Supplemental disclosures of cash flow information:
Interest		77,974
State income taxes
Supplemental disclosures of noncash financing activities:
Acquisition of plant, property, and equipment in exchange for prepaid expenses		60,000
Transfers from construction-in-progress to plant, property, and equipment		452,405
Financing of insurance premiums		225,000
Issuance of notes payable in exchange for acquisition of TruMed		70,000
Issuance of 2,800,000 Common Shares as part of the Plan of Merger (Note 1)	359,505
Right-of-use asset acquired through operating lease	$ 172,974	$ 109,365